Schedule of related parties transactions (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Related Party Transaction [Line Items]
Sales	$ 32,211	$ 41,420	$ 27,769	$ 181,106
Revenue	$ 4,594,433	5,907,981	3,773,324	$ 4,686,925
Software [Member]
Related Party Transaction [Line Items]
Revenue		20,140	27,680
Software One [Member]
Related Party Transaction [Line Items]
Revenue		318,847	415,089
Sales of Robot [Member]
Related Party Transaction [Line Items]
Sales			8,278
Sales of Robot One [Member]
Related Party Transaction [Line Items]
Sales		$ 126,074	$ 67,994